Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements of Fidelity Bank ("the Bank") were prepared in accordance with GAAP for interim financial information, general practices within the financial services industry, and instructions for Regulation S-X. Accordingly, these interim financial statements do not include all of the information or footnotes required by GAAP for annual financial statements. However, in the opinion of management, all adjustments necessary for a fair presentation of the financial statements have been included. The results of operations for the interim periods disclosed herein are not necessarily indicative of the results that may be expected for the entire fiscal year. These statements should be read in conjunction with the Bank's audited financial statements and notes thereto for the year ended December 31, 2023, included in the Company's definitive prospectus dated August 12, 2024, as filed with the SEC on August 22, 2024.
Critical Accounting Policies and Estimates

Critical Accounting Policies and Estimates

In preparing the financial statements, the Bank is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the Bank's financial condition, results of operations, comprehensive income, changes in equity, and cash flows for the interim period presented. These adjustments are of a normal recurring nature and include appropriate estimated provisions.

On January 1, 2023, the Bank adopted Accounting Standards Codification (“ASC”) 326, “Financial Instruments – Credit Losses,” more commonly referred to as CECL, on a modified retrospective basis. The provisions of this guidance required changes to the manner in which the Bank estimated and reported losses on financial instruments, including loans and unfunded lending commitments, select securities and other assets carried at amortized cost. Under CECL, the allowance for credit losses (ACL) is a valuation account, measured as the difference between the Bank’s amortized cost basis and the net amount expected to be collected on the financial assets (i.e., lifetime credit losses). The CECL methodology described in FASB Accounting Standards Update (ASU) 2016-13, Financial Instruments—Credit Losses (Topic 326), applies to financial assets measured at amortized cost, and off-balance-sheet credit exposures (collectively, financial assets) including: financing receivables such as loans held for investment, held to maturity debt securities, off-balance-sheet credit exposures (unfunded commitments) including off-balance sheet loan commitments, standby letters of credit, and other similar instruments.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. Any changes in presentation did not have a material impact on the Bank’s financial condition or results of operations.